Investments (Average Recorded Investment In Impaired Commercial Mortgage Loans Before Specific Allowances For Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Average recorded investment	$ 92.3	$ 76.4	$ 17.5